GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A Shares, Class B Shares, Class C Shares, Institutional Shares,
Service Shares, Class R Shares and Class IR Shares (as applicable) of the
Goldman Sachs Capital Growth Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs All Cap Growth Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Tollkeeper FundSM
(collectively, the “Funds”)

Supplement dated July 15, 2009 to the
Prospectuses dated December 29, 2008 (the “Prospectuses”)

The following replaces footnote 5 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Class A Shares, Class B Shares and Class C Shares of the Funds:

5	The Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008, except for the Capital Growth and Tollkeeper Funds which have been restated to reflect expenses for the current fiscal year. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 1 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Institutional Shares of the Funds:

1	The Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008, except for the Capital Growth and Tollkeeper Funds which have been restated to reflect expenses for the current fiscal year. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 1 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Service Shares of each Fund except the Goldman Sachs All Cap Growth Fund:

1	The Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008, except for the Capital Growth and Tollkeeper Funds which have been restated to reflect expenses for the current fiscal year. If a Fund’s assets decrease or increase in the future, the

Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 1 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Class R Shares and Class IR Shares of each Fund except the Goldman Sachs Tollkeeper FundSM:

1	The Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended August 31, 2008. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

This supplement should be retained with your Prospectus for future reference.

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